Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$793,365.96

Principal:
Principal Collections	$13,585,453.57
Prepayments in Full	$6,133,436.99
Liquidation Proceeds	$168,705.80
Recoveries	$114,685.39
Sub Total	$20,002,281.75
Collections	$20,795,647.71

Purchase Amounts:
Purchase Amounts Related to Principal	$35,208.31
Purchase Amounts Related to Interest	$136.06
Sub Total	$35,344.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,830,992.08

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,830,992.08
Servicing Fee	$346,404.40	$346,404.40	$0.00	$0.00	$20,484,587.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,484,587.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,484,587.68
Interest - Class A-3 Notes	$39,833.70	$39,833.70	$0.00	$0.00	$20,444,753.98
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$20,389,628.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,389,628.98
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$20,366,604.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,366,604.81
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$20,348,400.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,348,400.14
Regular Principal Payment	$18,312,076.43	$18,312,076.43	$0.00	$0.00	$2,036,323.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,036,323.71
Residual Released to Depositor	$0.00	$2,036,323.71	$0.00	$0.00	$0.00

Total		$20,830,992.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,312,076.43
Total					$18,312,076.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,312,076.43	$40.24	$39,833.70	$0.09	$18,351,910.13	$40.33
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$18,312,076.43	$13.92	$136,187.54	$0.10	$18,448,263.97	$14.02

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$159,334,792.57	0.3501402	$141,022,716.14	0.3098992
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$360,124,792.57	0.2736760	$341,812,716.14	0.2597598

Pool Information
Weighted Average APR	2.291%	2.286%
Weighted Average Remaining Term	33.55	32.71
Number of Receivables Outstanding	22,228	21,667
Pool Balance	$415,685,280.07	$395,550,844.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$389,388,018.20	$370,773,925.23
Pool Factor	0.2936669	0.2794427

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$24,776,918.93
Targeted Overcollateralization Amount	$53,738,128.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,738,128.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$211,631.24
(Recoveries)		50	$114,685.39
Net Loss for Current Collection Period			$96,945.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2799%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1943%
Second Prior Collection Period			0.4238%
Prior Collection Period			0.7038%
Current Collection Period			0.2868%
Four Month Average (Current and Prior Three Collection Periods)			0.4022%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1398	$4,439,543.42
(Cumulative Recoveries)			$890,606.05
Cumulative Net Loss for All Collection Periods			$3,548,937.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2507%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,175.64
Average Net Loss for Receivables that have experienced a Realized Loss			$2,538.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.53%	264	$6,046,433.77
61-90 Days Delinquent	0.24%	36	$946,179.58
91-120 Days Delinquent	0.03%	4	$100,021.99
Over 120 Days Delinquent	0.03%	5	$132,721.41
Total Delinquent Receivables	1.83%	309	$7,225,356.75

Repossession Inventory:
Repossessed in the Current Collection Period		14	$297,107.30
Total Repossessed Inventory		23	$541,324.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2192%
Prior Collection Period			0.2339%
Current Collection Period			0.2077%
Three Month Average			0.2203%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2980%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$2,077,695.83
2 Months Extended	133	$3,188,143.19
3+ Months Extended	19	$399,178.78

Total Receivables Extended	234	$5,665,017.80

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer